UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity® VIP
Investment Grade Central Fund

Semiannual Report

June 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0809
1.831205.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.0037%	$ 1,000.00	$ 1,081.80	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Government and U.S. Government Agency Obligations† 57.3%	U.S. Government and U.S. Government Agency Obligations 56.5%
AAA 8.2%	AAA 11.4%
AA 4.3%	AA 5.1%
A 10.7%	A 9.7%
BBB 17.3%	BBB 16.1%
BB and Below 3.4%	BB and Below 1.3%
Not Rated 0.6%	Not Rated 0.4%
Short-Term Investments and Net Other Assets*** (1.8)%	Short-Term Investments and Net Other Assets*** (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2009
6 months ago
Years	5.7	5.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	4.0	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Corporate Bonds 31.8%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations† 57.3%		U.S. Government and U.S. Government Agency Obligations 56.5%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.1%
	CMOs and Other Mortgage Related Securities 9.1%		CMOs and Other Mortgage Related Securities 9.6%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets*** (1.8)%		Short-Term Investments and Net Other Assets*** (0.5)%
* Foreign investments	6.0%	** Foreign investments	6.3%
* Futures and Swaps	12.0%	** Futures and Swaps	13.6%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Semiannual Report

Investments June 30, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 4,025,070
5.875% 1/15/36	5,320,000	4,150,159
		8,175,229
Media - 2.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,657
6.875% 5/1/12	290,000	310,226
7.625% 4/15/31	1,625,000	1,579,754
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,918,291
5.5% 3/15/11	2,675,000	2,783,434
6.45% 3/15/37	5,676,000	5,593,919
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,365,879
4.625% 6/1/13	3,475,000	3,418,952
6.25% 6/1/18 (b)	5,000,000	4,942,650
6.45% 12/1/36 (b)	1,043,000	943,025
6.95% 6/1/38 (b)	517,000	497,685
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	1,735,375
News America, Inc.:
6.15% 3/1/37	1,745,000	1,479,989
6.2% 12/15/34	6,695,000	5,715,495
6.9% 3/1/19 (b)	2,413,000	2,514,394
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,463,549
6.2% 7/1/13	7,000,000	7,375,508
6.75% 7/1/18	4,425,000	4,608,943
Time Warner, Inc.:
1.15% 11/13/09 (f)	1,024,000	1,021,557
5.875% 11/15/16	5,514,000	5,434,102
6.5% 11/15/36	2,925,000	2,561,420
Viacom, Inc.:
5.75% 4/30/11	1,410,000	1,443,504
6.125% 10/5/17	2,710,000	2,633,646
6.75% 10/5/37	935,000	841,706
		66,287,660
Specialty Retail - 0.3%
Staples, Inc. 9.75% 1/15/14	7,767,000	8,675,195
TOTAL CONSUMER DISCRETIONARY		83,138,084
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
7.2% 1/15/14 (b)	3,000,000	3,225,366
8.2% 1/15/39 (b)	3,200,000	3,563,754

	Principal Amount	Value
Diageo Capital PLC:
5.2% 1/30/13	$ 1,705,000	$ 1,773,236
5.75% 10/23/17	3,817,000	3,982,139
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,046,842
PepsiCo, Inc. 7.9% 11/1/18	4,560,000	5,547,714
		20,139,051
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,006,303	5,986,325
6.302% 6/1/37 (f)	5,910,000	4,373,400
		10,359,725
Food Products - 0.4%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	3,136,906
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,719,958
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,456,601
6.875% 1/26/39	5,000,000	5,292,460
		14,605,925
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	6,088,354
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18	4,450,000	5,101,685
9.95% 11/10/38	2,699,000	3,115,520
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,047,420
5.65% 5/16/18	2,751,000	2,883,579
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	2,522,067
		16,670,271
TOTAL CONSUMER STAPLES		67,863,326
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,946,000	3,284,033
Halliburton Co. 6.15% 9/15/19	2,430,000	2,630,616
Transocean Ltd. 6% 3/15/18	7,310,000	7,599,593
Weatherford International Ltd.:
7% 3/15/38	2,250,000	2,166,410
9.625% 3/1/19	5,089,000	5,986,735
		21,667,387
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,681,531
6.45% 9/15/36	1,155,000	1,038,248
Canadian Natural Resources Ltd. 5.7% 5/15/17	5,685,000	5,748,729
ConocoPhillips 5.75% 2/1/19	3,900,000	4,098,959
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp. 6.3% 1/15/19	$ 3,000,000	$ 3,205,857
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,258,273
Duke Capital LLC:
6.25% 2/15/13	855,000	875,402
6.75% 2/15/32	4,255,000	3,843,010
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,639,828
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,205,265
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,554,836
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	338,701
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	6,012,291
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,182,209
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	698,258
Nexen, Inc.:
5.875% 3/10/35	5,405,000	4,631,226
6.4% 5/15/37	2,125,000	1,951,728
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	2,075,416
Pemex Project Funding Master Trust:
1.25% 12/3/12 (b)(f)	410,000	383,350
1.9294% 6/15/10 (b)(f)	4,480,000	4,412,800
Petro-Canada:
6.05% 5/15/18	1,480,000	1,472,760
6.8% 5/15/38	3,485,000	3,435,638
Petroleos Mexicanos 8% 5/3/19 (b)	4,014,000	4,355,190
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,205,301
6.65% 1/15/37	1,950,000	1,809,114
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	2,375,000	2,328,901
6.332% 9/30/27 (b)	2,415,000	2,078,735
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,689,785
6.85% 6/1/39	4,100,000	4,031,563
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,838,381
7.55% 4/15/38	3,470,000	3,603,109
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,430,631
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	631,175

	Principal Amount	Value
Valero Energy Corp. 6.625% 6/15/37	$ 1,575,000	$ 1,343,664
XTO Energy, Inc. 6.375% 6/15/38	5,075,000	5,186,620
		103,276,484
TOTAL ENERGY		124,943,871
FINANCIALS - 13.9%
Capital Markets - 3.5%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	7,004,774
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,725,288
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,847,643
5.625% 1/15/17	3,000,000	2,851,239
5.7% 9/1/12	2,935,000	3,072,349
5.95% 1/18/18	755,000	732,319
6.15% 4/1/18	3,134,000	3,051,190
6.6% 1/15/12	4,610,000	4,908,382
6.75% 10/1/37	6,705,000	5,960,705
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	2,041,000	1,928,235
6.5% 6/15/12	6,015,000	5,556,128
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,456,003
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	5,998,507
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,967,262
7.125% 5/15/15	5,585,000	5,131,168
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,303,824
5.45% 2/5/13	2,509,000	2,442,002
6.15% 4/25/13	1,204,000	1,205,701
6.4% 8/28/17	1,300,000	1,150,838
6.875% 4/25/18	1,074,000	994,047
Morgan Stanley:
1.3994% 1/9/12 (f)	4,300,000	3,876,050
4.75% 4/1/14	1,500,000	1,416,885
5.45% 1/9/17	900,000	840,404
5.95% 12/28/17	2,100,000	2,015,076
6% 5/13/14	3,380,000	3,422,142
6.6% 4/1/12	7,695,000	8,147,127
6.625% 4/1/18	10,165,000	10,133,549
7.3% 5/13/19	5,111,000	5,299,851
Northern Trust Corp.:
4.625% 5/1/14	768,000	789,203
5.5% 8/15/13	1,100,000	1,166,219
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 4,720,000	$ 4,298,674
5.875% 12/20/17	3,145,000	2,928,813
		116,621,597
Commercial Banks - 1.9%
American Express Bank FSB 6% 9/13/17	3,625,000	3,306,620
Bank of America NA 5.3% 3/15/17	1,480,000	1,255,702
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,110,250
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,099,766
Credit Suisse First Boston New York Branch 5% 5/15/13	2,403,000	2,456,642
Credit Suisse New York Branch 5.5% 5/1/14	2,200,000	2,285,668
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (b)(f)	410,000	358,750
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,691,177
Fifth Third Bancorp:
4.5% 6/1/18	930,000	664,918
8.25% 3/1/38	3,564,000	2,728,249
HBOS PLC 6.75% 5/21/18 (b)	2,600,000	1,962,714
HSBC Holdings PLC:
1.3659% 10/6/16 (f)	399,000	347,803
6.5% 9/15/37	7,355,000	7,114,587
Korea Development Bank 5.3% 1/17/13	3,805,000	3,755,908
Manufacturers & Traders Trust Co. 2.7075% 4/1/13 (b)(f)	269,000	211,431
National City Bank, Cleveland 4.5% 3/15/10	5,477,000	5,557,222
PNC Funding Corp. 1.1794% 1/31/12 (f)	1,019,000	938,421
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (b)(f)	1,229,000	921,750
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,429,721
Standard Chartered Bank 6.4% 9/26/17 (b)	4,025,000	3,637,030
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,206,290
Wachovia Corp. 4.875% 2/15/14	785,000	766,697
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,679,519
		64,486,835
Consumer Finance - 1.5%
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,283,312
Capital One Bank USA NA 8.8% 7/15/19	2,580,000	2,635,790

	Principal Amount	Value
Capital One Financial Corp. 7.375% 5/23/14	$ 3,210,000	$ 3,310,088
Discover Financial Services 1.1688% 6/11/10 (f)	11,045,000	10,399,144
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,316,056
5.625% 5/1/18	9,700,000	9,174,095
5.875% 1/14/38	3,600,000	2,848,993
5.9% 5/13/14	4,170,000	4,256,156
6.375% 11/15/67 (f)	4,000,000	2,668,884
MBNA America Bank NA 7.125% 11/15/12 (b)	1,075,000	1,132,636
MBNA Corp. 7.5% 3/15/12	1,860,000	1,953,722
SLM Corp.:
1.2319% 7/27/09 (f)	1,064,000	1,059,468
1.2519% 7/26/10 (f)	6,312,000	5,729,106
4.5% 7/26/10	2,555,000	2,414,475
		51,181,925
Diversified Financial Services - 1.9%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,367,488
BP Capital Markets PLC 5.25% 11/7/13	7,866,000	8,442,664
BTM Curacao Holding NV 0.93% 12/19/16 (b)(f)	666,000	516,327
Citigroup, Inc.:
5.3% 10/17/12	3,180,000	3,067,294
5.5% 4/11/13	1,390,000	1,302,771
6.125% 5/15/18	6,240,000	5,457,885
6.5% 8/19/13	7,045,000	6,843,358
CME Group, Inc. 5.75% 2/15/14	1,779,000	1,897,156
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	3,442,092
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	20,000	17,400
5.6% 6/1/11	88,000	92,131
5.75% 1/2/13	3,500,000	3,609,470
6.3% 4/23/19	3,920,000	3,942,830
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,266,711
5.35% 4/15/12 (b)	1,700,000	1,389,964
5.5% 1/15/14 (b)	2,405,000	1,728,045
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,770,443
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(f)	1,580,000	1,216,600
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	3,716,000	2,824,160
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(f)	871,000	629,646
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(f)	4,035,000	2,905,200
		62,729,635
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 2.1%
Allstate Corp.:
6.2% 5/16/14	$ 2,709,000	$ 2,841,386
7.45% 5/16/19	2,682,000	2,901,549
American International Group, Inc. 8.175% 5/15/58 (b)(f)	3,075,000	877,285
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	378,510
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (f)	5,815,000	4,070,500
Lincoln National Corp. 7% 5/17/66 (f)	7,285,000	4,589,550
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	6,066,000	6,826,185
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	3,000,000	3,185,676
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (b)(f)	3,285,000	3,059,649
MetLife, Inc.:
6.75% 6/1/16	3,234,000	3,292,390
7.717% 2/15/19	4,779,000	5,111,795
Metropolitan Life Global Funding I 5.125% 6/10/14 (b)	2,884,000	2,861,557
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	6,131,510
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,677,679
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,660,000	3,552,111
Prudential Financial, Inc.:
5.4% 6/13/35	1,651,000	1,230,180
5.5% 3/15/16	1,552,000	1,455,348
6.2% 1/15/15	460,000	449,691
7.375% 6/15/19	1,250,000	1,227,288
8.875% 6/15/68 (f)	7,265,000	6,029,950
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	4,809,903
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,965,560
6.5% 5/15/38	1,595,000	1,729,100
		72,254,352
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,348,861
Arden Realty LP 5.25% 3/1/15	625,000	592,048
AvalonBay Communities, Inc. 5.5% 1/15/12	963,000	965,512
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,295,000	1,290,888
5.625% 12/15/10	2,260,000	2,204,842
5.7% 5/1/17	5,000,000	3,465,705
5.75% 4/1/12	1,356,000	1,225,984

	Principal Amount	Value
Camden Property Trust 5.375% 12/15/13	$ 2,985,000	$ 2,713,884
Colonial Properties Trust:
4.8% 4/1/11	269,000	251,938
5.5% 10/1/15	6,290,000	4,957,476
Developers Diversified Realty Corp.:
4.625% 8/1/10	225,000	203,433
5% 5/3/10	2,435,000	2,204,785
5.25% 4/15/11	2,335,000	1,952,308
5.375% 10/15/12	1,240,000	838,250
Duke Realty LP:
4.625% 5/15/13	925,000	782,923
5.4% 8/15/14	2,175,000	1,849,052
5.5% 3/1/16	1,270,000	976,867
5.625% 8/15/11	3,500,000	3,350,543
5.95% 2/15/17	778,000	603,081
6.25% 5/15/13	2,800,000	2,459,693
6.5% 1/15/18	2,445,000	1,913,085
6.95% 3/15/11	1,535,000	1,512,908
Equity One, Inc. 6% 9/15/17	2,390,000	1,876,207
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,274,770
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,142,487
HRPT Properties Trust:
5.75% 11/1/15	670,000	545,950
6.25% 6/15/17	4,455,000	3,587,848
Liberty Property LP:
5.5% 12/15/16	2,275,000	1,849,118
6.625% 10/1/17	2,290,000	1,943,287
Mack-Cali Realty LP 5.05% 4/15/10	1,735,000	1,728,364
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	732,926
6% 3/31/16	3,099,000	2,290,146
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,972,374
4.875% 8/15/10	4,120,000	4,151,988
5% 3/1/12	2,060,000	2,053,532
5.1% 6/15/15	2,220,000	2,027,138
5.375% 6/1/11	2,020,000	2,024,640
7.75% 1/20/11	595,000	610,275
UDR, Inc. 5.5% 4/1/14	2,690,000	2,480,615
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	805,860
Washington (REIT) 5.95% 6/15/11	3,015,000	2,844,737
		77,606,328
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,034,000	951,213
5.5% 10/1/12	3,548,000	3,553,031
5.75% 6/15/17	3,760,000	3,507,629
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,386,898
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.875% 6/15/17	$ 1,815,000	$ 1,462,602
6.75% 1/15/12	2,035,000	1,965,279
		13,826,652
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp. 7.375% 5/15/14	5,197,000	5,368,584
Independence Community Bank Corp. 3.0275% 4/1/14 (f)	4,690,000	3,335,476
		8,704,060
TOTAL FINANCIALS		467,411,384
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,016,000	3,115,992
6.25% 6/15/14	1,786,000	1,889,781
7.25% 6/15/19	1,157,000	1,275,875
		6,281,648
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,130,952
6.45% 9/15/37	1,485,000	1,646,216
Merck & Co., Inc.:
5% 6/30/19	2,094,000	2,120,238
5.85% 6/30/39	2,275,000	2,337,019
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	3,040,954
		11,275,379
TOTAL HEALTH CARE		17,557,027
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,478,309
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,515,000	3,950,625
7.45% 5/1/34 (b)	420,000	319,200
		7,748,134
Airlines - 0.9%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	366,936	350,424
7.024% 4/15/11	2,180,000	2,152,750
7.858% 4/1/13	3,480,000	3,262,500

	Principal Amount	Value
Continental Airlines, Inc.:
6.648% 3/15/19	$ 1,604,067	$ 1,315,335
6.795% 2/2/20	3,331,707	2,398,829
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,777,136	2,277,251
7.57% 11/18/10	5,885,000	5,620,175
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,014,532	2,260,899
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,281,936	2,145,020
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,526,280	1,114,185
8.36% 7/20/20	5,415,799	4,278,481
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,685,165	1,263,874
6.071% 9/1/14	32,567	32,242
6.201% 3/1/10	13,863	13,724
6.602% 9/1/13	42,092	41,671
7.032% 4/1/12	419,847	411,450
7.186% 10/1/12	1,043,561	1,022,690
		29,961,500
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (f)	941,000	907,666
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.45% 10/15/12	2,155,000	2,279,598
General Electric Co. 5.25% 12/6/17	7,130,000	7,001,981
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,734,370
		13,015,949
TOTAL INDUSTRIALS		51,633,249
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Nokia Corp. 5.375% 5/15/19	3,182,000	3,219,341
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	992,582
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	190,937
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.:
0.8794% 6/15/10 (f)	$ 1,092,000	$ 982,873
6.15% 6/15/12	5,265,000	5,139,188
		6,312,998
TOTAL INFORMATION TECHNOLOGY		10,524,921
MATERIALS - 1.6%
Chemicals - 0.4%
Dow Chemical Co.:
7.6% 5/15/14	6,141,000	6,325,236
8.55% 5/15/19	4,126,000	4,133,344
Lubrizol Corp. 8.875% 2/1/19	3,277,000	3,807,065
		14,265,645
Metals & Mining - 1.2%
Anglo American Capital PLC:
9.375% 4/8/14 (b)	2,675,000	2,905,719
9.375% 4/8/19 (b)	3,319,000	3,584,520
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	3,707,000	3,976,658
6.5% 4/1/19	3,707,000	4,116,716
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,298,102
6.4% 12/1/37	2,550,000	2,621,002
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,725,000	7,773,413
6.5% 7/15/18	2,796,000	2,797,630
7.125% 7/15/28	3,500,000	3,339,798
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,715,044
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,140,742
		39,269,344
TOTAL MATERIALS		53,534,989
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,451,000
AT&T, Inc.:
6.3% 1/15/38	364,000	351,716
6.8% 5/15/36	10,939,000	11,333,635
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	684,944
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,500,000	2,567,828
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,005,500
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,914,638
5.25% 10/1/15	192,000	185,345

	Principal Amount	Value
6.999% 6/4/18	$ 3,792,000	$ 3,836,200
7.2% 7/18/36	3,523,000	3,415,830
7.721% 6/4/38	2,330,000	2,372,742
Telefonica Emisiones SAU:
5.855% 2/4/13	1,438,000	1,515,850
6.221% 7/3/17	2,885,000	3,052,229
7.045% 6/20/36	3,707,000	4,107,845
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,246,408
6.25% 4/1/37	1,380,000	1,333,522
6.4% 2/15/38	2,548,000	2,494,469
6.9% 4/15/38	2,420,000	2,524,551
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,160,511
		52,554,763
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	798,064
8.125% 5/1/12	1,130,000	1,265,128
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,847,550
Vodafone Group PLC 5% 12/16/13	2,775,000	2,877,980
		6,788,722
TOTAL TELECOMMUNICATION SERVICES		59,343,485
UTILITIES - 4.0%
Electric Utilities - 2.2%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,337,874
AmerenUE 6.4% 6/15/17	6,509,000	6,683,252
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,938,378
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,504,023
5.8% 3/15/18	4,010,000	4,072,215
6.15% 9/15/17	2,890,000	3,002,427
Duke Energy Carolinas LLC 6.05% 4/15/38	714,000	756,095
EDP Finance BV 6% 2/2/18 (b)	2,864,000	2,940,810
Enel Finance International SA 6.25% 9/15/17 (b)	1,455,000	1,519,128
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,725,246
6.75% 5/1/11	2,425,000	2,531,133
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,110,405
FPL Group Capital, Inc. 7.875% 12/15/15	1,164,000	1,380,028
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,423,340
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,234,931
Ohio Power Co. 1.3459% 4/5/10 (f)	1,167,000	1,154,238
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12	$ 1,885,000	$ 1,989,109
Oncor Electric Delivery Co. LLC 6.8% 9/1/18	7,178,000	7,670,468
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,828,157
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	4,547,900
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,038,630
7.1% 3/1/11	3,932,000	4,181,902
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	2,919,905
		74,489,594
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	191,544
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,924,834
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	6,654,028
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,224,077
6.5% 5/1/18	2,640,000	2,680,176
		16,483,115
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,638,281
6.25% 6/30/12	1,938,000	2,080,784
6.3% 9/30/66 (f)	9,255,000	6,293,400
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,662,701
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,800,000	1,872,356
5.875% 10/1/12	2,880,000	3,067,214
6.5% 9/15/37	2,524,000	2,619,518
National Grid PLC 6.3% 8/1/16	7,820,000	8,034,151
NiSource Finance Corp.:
1.2313% 11/23/09 (f)	412,000	408,728
5.4% 7/15/14	3,885,000	3,676,057
5.45% 9/15/20	2,135,000	1,795,714
6.4% 3/15/18	3,220,000	2,978,895
7.875% 11/15/10	925,000	955,422

	Principal Amount	Value
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	$ 2,740,000	$ 2,000,200
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	1,514,500
		44,597,921
TOTAL UTILITIES		135,762,174
TOTAL NONCONVERTIBLE BONDS (Cost $1,107,853,274)		1,071,712,510
U.S. Government and Government Agency Obligations - 22.2%

Other Government Related - 0.6%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (c)	18,220,000	18,222,514
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
2.5% 5/15/14	1,734,000	1,704,659
2.75% 3/13/14	2,460,000	2,454,736
4.75% 11/19/12	4,110,000	4,469,863
5% 2/16/12	20,940,000	22,719,900
Federal Home Loan Bank 3.625% 5/29/13	2,940,000	3,057,976
Freddie Mac:
4% 6/12/13	17,620,000	18,417,851
5.75% 1/15/12	15,975,000	17,624,115
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,320,793
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,210,000	1,213,868
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,983,761
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	18,625,374	18,487,224
2% 1/15/14 (k)	178,976,888	183,059,703
2% 7/15/14	5,655,850	5,788,412
2.625% 7/15/17	34,567,344	36,850,014
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		244,185,353
U.S. Treasury Obligations - 12.2%
U.S. Treasury Bonds 4.25% 5/15/39	22,150,000	21,924,956
U.S. Treasury Notes:
1.75% 3/31/14 (k)	40,282,000	38,960,267
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/15/12	$ 131,780,000	$ 132,738,041
2.75% 2/15/19	50,000,000	46,828,000
3.125% 5/15/19	40,000,000	38,687,600
3.375% 6/30/13 (k)	126,309,000	132,308,678
TOTAL U.S. TREASURY OBLIGATIONS		411,447,542
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $736,527,771)		747,839,170
U.S. Government Agency - Mortgage Securities - 32.7%

Fannie Mae - 30.7%
2.795% 4/1/34 (f)	2,834,696	2,896,316
3.061% 6/1/33 (f)	121,309	123,493
3.283% 3/1/35 (f)	124,556	127,294
3.296% 10/1/33 (f)	62,560	63,902
3.301% 3/1/35 (f)	1,087,752	1,107,741
3.384% 5/1/35 (f)	2,539,293	2,596,691
3.583% 8/1/36 (f)	2,703,100	2,766,969
3.77% 6/1/34 (f)	845,093	856,408
3.834% 5/1/34 (f)	1,919,062	1,936,290
3.872% 9/1/33 (f)	1,099,182	1,106,536
3.88% 6/1/35 (f)	700,906	717,392
3.919% 7/1/35 (f)	665,660	679,659
3.945% 2/1/35 (f)	692,860	705,735
3.971% 7/1/35 (f)	551,815	563,670
3.998% 10/1/33 (f)	1,511,706	1,532,706
4% 8/1/18 to 6/1/19	2,653,672	2,715,320
4.046% 3/1/35 (f)	33,052	33,847
4.288% 3/1/33 (f)	89,886	91,801
4.301% 7/1/35 (f)	637,691	655,125
4.338% 3/1/37 (f)	3,755,515	3,874,497
4.398% 11/1/36 (f)	2,301,727	2,375,581
4.43% 2/1/35 (f)	4,666,400	4,779,113
4.436% 3/1/35 (f)	309,355	319,390
4.477% 3/1/35 (f)	646,002	663,239
4.479% 7/1/35 (f)	74,765	76,330
4.492% 5/1/35 (f)	407,341	414,533
4.5% 4/1/23 to 10/1/35	52,199,190	52,549,844
4.5% 7/1/24 (i)	37,000,000	37,725,566
4.526% 10/1/35 (f)	4,862,961	5,006,406
4.548% 10/1/33 (f)	141,478	143,946
4.619% 9/1/35 (f)	3,679,920	3,811,432
4.643% 4/1/35 (f)	3,461,333	3,544,966
4.653% 2/1/35 (f)	5,942,882	6,095,751

	Principal Amount	Value
4.667% 7/1/35 (f)	$ 181,486	$ 187,743
4.699% 8/1/33 (f)	171,331	174,188
4.734% 10/1/35 (f)	1,255,820	1,290,425
4.765% 2/1/34 (f)	48,858	50,481
4.854% 10/1/34 (f)	2,295,775	2,349,972
4.939% 5/1/36 (f)	874,291	906,905
4.962% 7/1/34 (f)	80,061	81,927
4.987% 7/1/35 (f)	3,197,982	3,296,016
5% 10/1/17 to 7/1/37	126,967,435	130,786,556
5.047% 9/1/36 (f)	1,434,014	1,493,228
5.065% 9/1/34 (f)	1,417,416	1,446,182
5.069% 4/1/35 (f)	3,016,963	3,088,227
5.108% 4/1/36 (f)	2,937,414	3,068,681
5.183% 5/1/35 (f)	2,371,281	2,459,941
5.295% 12/1/35 (f)	1,200,143	1,256,738
5.308% 2/1/36 (f)	2,499,660	2,611,365
5.5% 4/1/13 to 3/1/39	291,251,398	302,247,620
5.5% 7/1/39 (i)(j)	19,500,000	20,119,326
5.5% 7/13/39 (i)	7,000,000	7,222,322
5.5% 7/13/39 (i)	3,000,000	3,095,281
5.595% 7/1/37 (f)	651,810	677,209
5.66% 9/1/35 (f)	959,650	1,002,534
6% 6/1/14 to 5/1/37	149,207,180	157,300,050
6% 2/1/37	7,997,203	8,384,880
6% 7/13/39 (i)(j)	40,000,000	41,792,840
6% 7/13/39 (i)	78,000,000	81,496,038
6.003% 4/1/36 (f)	512,019	534,740
6.248% 6/1/36 (f)	253,310	261,895
6.326% 4/1/36 (f)	548,065	574,123
6.5% 6/1/11 to 7/1/34	22,208,102	23,834,584
6.5% 7/13/39 (i)(j)	78,500,000	83,559,168
7% 3/1/15 to 8/1/32	2,658,175	2,905,579
7.5% 7/1/16 to 11/1/31	2,188,533	2,403,513
8% 1/1/30 to 5/1/30	60,503	66,974
8.5% 3/1/25 to 6/1/25	1,165	1,296
TOTAL FANNIE MAE		1,034,686,036
Freddie Mac - 1.2%
3.156% 2/1/34 (f)	188,490	191,787
3.478% 3/1/35 (f)	528,152	540,331
3.858% 1/1/35 (f)	362,488	371,371
3.927% 7/1/33 (f)	4,089,871	4,159,439
4% 2/1/20	2,730,623	2,788,427
4.067% 6/1/35 (f)	264,492	273,613
4.456% 1/1/35 (f)	1,292,600	1,335,232
4.495% 5/1/35 (f)	1,987,185	2,053,116
4.755% 3/1/36 (f)	486,828	499,137
5% 7/13/39 (i)	5,000,000	5,081,932
5% 7/13/39 (i)	5,000,000	5,081,932
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.141% 4/1/35 (f)	$ 1,309,106	$ 1,358,941
5.309% 3/1/33 (f)	31,137	32,063
5.382% 11/1/35 (f)	710,323	746,505
5.522% 1/1/36 (f)	1,579,845	1,653,048
5.692% 10/1/35 (f)	441,429	461,155
5.92% 6/1/36 (f)	1,178,039	1,228,467
6% 4/1/32 to 7/1/37	11,338,904	11,924,270
6.116% 6/1/36 (f)	585,968	613,157
6.616% 1/1/37 (f)	454,707	477,869
7.5% 5/1/17 to 11/1/31	245,420	267,960
8% 7/1/17 to 5/1/27	36,557	40,215
8.5% 3/1/20 to 1/1/28	158,242	175,648
TOTAL FREDDIE MAC		41,355,615
Government National Mortgage Association - 0.8%
4.25% 7/20/34 (f)	285,573	292,859
6% 3/15/29 to 11/15/34	10,398,952	10,974,477
6.5% 8/15/27 to 11/15/35	9,803,105	10,559,806
7% 1/15/28 to 7/15/32	4,360,163	4,720,703
7.5% 4/15/22 to 10/15/28	1,075,105	1,176,726
8% 2/15/17 to 9/15/30	114,413	126,393
8.5% 12/15/16 to 3/15/30	29,950	33,451
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		27,884,415
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,076,094,004)		1,103,926,066
Asset-Backed Securities - 3.3%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.6638% 1/25/35 (f)	35,616	19,529
Series 2005-1 Class M1, 0.7838% 4/25/35 (f)	642,067	337,683
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1 Class M2, 2.9388% 6/25/33 (f)	40,707	32,500
Series 2004-HE1 Class M1, 0.8138% 2/25/34 (f)	84,484	76,560
Series 2004-OP1 Class M1, 0.8338% 4/25/34 (f)	218,634	130,796
Series 2005-HE2 Class M2, 0.7638% 4/25/35 (f)	92,000	78,346
Series 2005-SD1 Class A1, 0.7138% 11/25/50 (f)	85,411	79,839

	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.345% 9/20/13 (f)	$ 3,237,867	$ 2,841,228
Series 2006-A7 Class A7, 0.335% 10/20/12 (f)	1,837,589	1,612,484
Series 2006-C1 Class C1, 0.795% 10/20/14 (f)	169,000	8,450
Series 2007-A1 Class A, 0.365% 1/20/15 (f)	1,254,508	1,100,830
Series 2007-A4 Class A4, 0.345% 4/22/13 (f)	1,356,989	1,190,757
Series 2007-A5 Class A5, 0.815% 8/20/13 (f)	2,562,023	2,248,175
Airspeed Ltd. Series 2007-1A Class C1, 2.8194% 6/15/32 (b)(f)	2,830,848	905,871
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (b)(f)	287,069	286,217
American Express Credit Account Master Trust Series 2004-C Class C, 0.8194% 2/15/12 (b)(f)	87,400	87,292
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	33,423	33,428
Series 2006-1:
Class B1, 5.2% 3/6/11	133,299	126,634
Class C1, 5.28% 11/6/11	1,850,000	1,750,223
Series 2008-AF Class A3, 5.68% 12/12/12	5,225,000	5,133,242
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0138% 12/25/33 (f)	47,196	35,013
Series 2004-R10 Class M1, 1.0138% 11/25/34 (f)	239,000	148,522
Series 2004-R11 Class M1, 0.9738% 11/25/34 (f)	205,737	94,229
Series 2004-R2:
Class M1, 0.7438% 4/25/34 (f)	76,580	61,301
Class M3, 0.8638% 4/25/34 (f)	56,574	21,121
Series 2005-R1 Class M1, 0.7638% 3/25/35 (f)	332,000	221,233
Series 2005-R10 Class A2B, 0.5338% 12/25/35 (f)	279,118	234,881
Series 2005-R2 Class M1, 0.7638% 4/25/35 (f)	727,000	511,740
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.6438% 6/25/32 (f)	55,713	28,320
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7038% 3/1/34 (f)	16,878	3,908
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W11 Class M2, 1.0138% 11/25/34 (f)	$ 198,000	$ 81,548
Series 2004-W5 Class M1, 0.9138% 4/25/34 (f)	2,679,000	1,424,786
Series 2004-W7:
Class M1, 0.8638% 5/25/34 (f)	209,000	103,118
Class M2, 0.9138% 5/25/34 (f)	183,000	128,984
Series 2006-W4 Class A2C, 0.4738% 5/25/36 (f)	547,000	174,705
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7338% 12/25/34 (f)	505,174	335,876
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.5644% 6/15/33 (f)	80,289	45,009
Series 2004-HE2 Class M1, 0.8638% 4/25/34 (f)	940,000	556,290
Series 2004-HE3:
Class M1, 0.8538% 6/25/34 (f)	83,000	46,154
Class M2, 1.4338% 6/25/34 (f)	131,360	86,315
Series 2004-HE6 Class A2, 0.6738% 6/25/34 (f)	146,710	69,707
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3994% 3/15/12 (f)	1,209,000	1,199,820
Bayview Financial Acquisition Trust Series 2004-C Class A1, 0.9375% 5/28/44 (f)	109,597	66,066
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 0.9825% 2/28/44 (f)	212,389	130,989
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7638% 9/25/35 (f)	34,687	25,515
Series 2005-FR1 Class M1, 0.8138% 6/25/35 (f)	341,000	189,216
Series 2005-HE2 Class M1, 0.8138% 2/25/35 (f)	537,219	271,604
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.2322% 12/26/24 (f)	809,141	751,773
C-BASS Trust Series 2006-CB7 Class A2, 0.3738% 10/25/36 (f)	140,849	130,098
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.6944% 6/15/10 (f)	23,893	23,893
Series 2006-1:
Class B, 5.26% 10/15/10	945,000	951,459
Class C, 5.55% 1/18/11	5,965,000	5,996,829

	Principal Amount	Value
Class D, 7.16% 1/15/13 (b)	$ 645,000	$ 593,400
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,048,800
Class C, 5.73% 3/15/11	660,000	594,000
Class D, 6.05% 1/17/12	1,630,000	1,304,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.3294% 7/15/11 (f)	60,733	60,321
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,487,374
Series 2007-C3 Class C3, 0.6094% 4/15/13 (b)(f)	1,024,000	933,885
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	2,878,718
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6138% 7/25/36 (f)	402,000	11,123
Series 2006-NC3 Class M10, 2.3138% 8/25/36 (b)(f)	255,000	4,740
Series 2007-RFC1 Class A3, 0.4538% 12/25/36 (f)	635,000	136,208
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.495% 5/20/17 (b)(f)	84,152	61,647
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	359,617	279,327
Chase Issuance Trust:
Series 2004-3 Class C, 0.7894% 6/15/12 (f)	187,000	181,456
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	2,057,594
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	82,784	74,059
Citibank Credit Card Issuance Trust Series 2007-B6 Class B6, 5% 11/8/12	4,800,000	4,608,000
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.7238% 12/25/33 (b)(f)	123,212	88,309
Series 2007-AMC4 Class M1, 0.5838% 5/25/37 (f)	270,000	8,181
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.3794% 7/15/12 (b)(f)	461,000	458,197
Class B, 0.5994% 7/15/12 (b)(f)	461,000	457,383
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.1738% 5/25/33 (f)	16,269	8,776
Series 2004-3:
Class 3A4, 0.5638% 8/25/34 (f)	57,219	29,083
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class M1, 0.8138% 6/25/34 (f)	$ 233,000	$ 135,696
Class M4, 1.2838% 4/25/34 (f)	56,336	28,342
Series 2004-4:
Class A, 0.6838% 8/25/34 (f)	13,050	6,932
Class M2, 0.8438% 6/25/34 (f)	207,174	138,971
Series 2005-1:
Class M1, 0.7338% 8/25/35 (f)	180,000	142,671
Class MV2, 0.7538% 7/25/35 (f)	498,000	396,521
Series 2005-3 Class MV1, 0.7338% 8/25/35 (f)	774,212	707,373
Series 2005-AB1 Class A2, 0.5238% 8/25/35 (f)	141,087	126,416
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	2,031,480
Class C, 5.074% 6/15/35 (b)	1,862,000	1,843,380
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	699,980
Discover Card Master Trust I:
Series 2006-2 Class B1, 0.4394% 1/17/12 (f)	1,024,000	1,017,678
Series 2007-1 Class B, 0.4194% 8/15/12 (f)	1,024,000	923,321
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8077% 5/28/35 (f)	13,702	7,482
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4888% 8/25/34 (f)	102,000	20,458
Series 2006-3 Class 2A3, 0.4738% 11/25/36 (f)	1,585,000	317,000
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1388% 3/25/34 (f)	8,033	3,809
Series 2006-FF12 Class A2, 0.3538% 9/25/36 (f)	103,979	98,867
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	11,972	11,974
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	588,364
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8694% 6/15/13 (f)	272,000	176,800

	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-A Class M1, 1.1388% 1/25/34 (f)	$ 397,813	$ 273,150
Series 2005-A:
Class M1, 0.7438% 1/25/35 (f)	23,429	22,264
Class M2, 0.7738% 1/25/35 (f)	618,000	438,695
Class M3, 0.8038% 1/25/35 (f)	334,000	74,669
Class M4, 0.9938% 1/25/35 (f)	128,000	38,544
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (b)(f)	829,000	613,331
GE Business Loan Trust Series 2003-1 Class A, 0.7494% 4/15/31 (b)(f)	123,668	82,858
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.4294% 9/17/12 (f)	313,000	291,090
Class C, 0.5594% 9/17/12 (f)	244,000	219,600
Series 2007-1 Class C, 0.5894% 3/15/13 (f)	1,671,000	1,420,350
GSAMP Trust:
Series 2002-HE Class M1, 2.19% 11/20/32 (f)	197,825	108,275
Series 2003-FM1 Class M1, 1.545% 3/20/33 (f)	377,853	271,719
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(f)	270,974	23,684
Class M1, 0.9638% 6/25/34 (f)	772,000	408,485
Series 2004-FM2 Class M1, 1.0638% 1/25/34 (f)	352,349	236,569
Series 2007-HE1 Class M1, 0.5638% 3/25/47 (f)	289,000	10,577
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6538% 11/25/34 (f)	5,588	2,625
Series 2005-MTR1 Class A1, 0.4538% 10/25/35 (f)	60,160	58,541
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3938% 5/25/30 (b)(f)	232,504	34,876
Series 2006-3 Class C, 0.8638% 9/25/46 (b)(f)	538,000	53,800
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1938% 2/25/33 (f)	141	32
Series 2003-3 Class M1, 1.6038% 8/25/33 (f)	331,551	161,421
Series 2003-4 Class M1, 1.5138% 10/25/33 (f)	104,557	63,444
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5:
Class A2, 1.0138% 12/25/33 (f)	$ 11,595	$ 3,830
Class M1, 1.3638% 12/25/33 (f)	113,237	70,835
Series 2003-7 Class A2, 1.0738% 3/25/34 (f)	584	109
Series 2003-8 Class M1, 1.3938% 4/25/34 (f)	183,339	113,876
Series 2004-3 Class M2, 2.0138% 8/25/34 (f)	109,952	68,988
Series 2004-7 Class A3, 0.7038% 1/25/35 (f)	216	95
Series 2005-1 Class M1, 0.7438% 5/25/35 (f)	328,565	299,379
Series 2005-3 Class M1, 0.7238% 8/25/35 (f)	248,382	229,729
Series 2005-5 Class 2A2, 0.5638% 11/25/35 (f)	107,107	100,114
Series 2006-1 Class 2A3, 0.5388% 4/25/36 (f)	1,077,531	971,936
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8363% 9/20/33 (f)	97,553	60,031
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4594% 6/15/12 (f)	792,000	765,191
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.7763% 1/20/35 (f)	268,985	164,792
Class M2, 0.8063% 1/20/35 (f)	201,965	119,803
Series 2005-3 Class A1, 0.5763% 1/20/35 (f)	138,322	81,941
Series 2006-2:
Class M1, 0.585% 3/20/36 (f)	212,687	121,002
Class M2, 0.605% 3/20/36 (f)	351,503	171,121
Series 2006-3 Class A1V, 0.395% 3/20/36 (f)	130,393	127,115
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5038% 1/25/37 (f)	436,000	111,616
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,601,349	1,631,918
Series 2006-1:
Class B, 5.29% 11/15/12	126,913	128,850
Class C, 5.34% 11/15/12	163,174	163,576
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.4438% 11/25/36 (f)	438,000	182,214

	Principal Amount	Value
Class MV1, 0.5438% 11/25/36 (f)	$ 356,000	$ 33,439
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (f)	357,011	278,858
Series 2006-A Class 2A1, 1.2575% 9/27/21 (f)	134,605	132,513
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.5438% 6/25/33 (f)	717,957	359,899
Series 2004-2:
Class M1, 0.8438% 6/25/34 (f)	744,000	497,164
Class M2, 1.3938% 6/25/34 (f)	129,403	95,072
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5738% 10/25/36 (f)	158,000	4,358
Series 2007-HE1 Class M1, 0.6138% 5/25/37 (f)	249,000	8,267
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.0138% 7/25/34 (f)	186,489	128,784
Series 2003-OPT1 Class M1, 0.9638% 7/25/34 (f)	52,228	29,386
Series 2006-FM1 Class A2B, 0.4238% 4/25/37 (f)	796,216	574,580
Series 2006-OPT1 Class A1A, 0.5738% 6/25/35 (f)	597,740	279,350
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9638% 12/27/32 (f)	13,688	8,703
Series 2003-NC7 Class M1, 1.3638% 6/25/33 (f)	176,597	117,941
Series 2003-NC8 Class M1, 1.3638% 9/25/33 (f)	137,553	93,048
Series 2004-HE6 Class A2, 0.6538% 8/25/34 (f)	20,187	3,836
Series 2004-NC2 Class M1, 1.1388% 12/25/33 (f)	362,538	230,441
Series 2005-HE1 Class M2, 0.7838% 12/25/34 (f)	172,000	116,690
Series 2005-HE2 Class M1, 0.7138% 1/25/35 (f)	155,000	70,450
Series 2005-NC1 Class M1, 0.7538% 1/25/35 (f)	141,000	63,026
Series 2007-HE2 Class A2A, 0.3538% 1/25/37 (f)	32,868	25,893
Series 2007-HE4 Class A2A, 0.4238% 2/25/37 (f)	30,782	19,242
Series 2007-NC3 Class A2A, 0.3738% 5/25/37 (f)	17,811	13,456
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.2938% 2/25/33 (f)	$ 36,132	$ 29,635
Series 2002-HE2 Class M1, 1.8138% 8/25/32 (f)	218,052	118,857
Series 2002-NC1 Class M1, 1.5138% 2/25/32 (b)(f)	187,896	130,309
Series 2002-NC3:
Class A3, 0.9938% 8/25/32 (f)	12,136	2,383
Class M1, 1.3938% 8/25/32 (f)	20,967	11,488
Series 2003-NC1 Class M1, 1.8888% 11/25/32 (f)	136,323	68,148
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4138% 4/25/37 (f)	24,845	18,691
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	98,985
Series 2006-3 Class A1, 0.3438% 9/25/19 (f)	305,201	293,577
Series 2006-4 Class A1, 0.3438% 3/25/25 (f)	300,692	281,263
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.3938% 1/25/34 (f)	400,812	269,547
Series 2005-4 Class M2, 0.8238% 9/25/35 (f)	503,000	96,169
Series 2005-D Class M2, 0.7838% 2/25/36 (f)	105,000	5,963
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	77,765	45,122
Series 2006-HE2 Class A2, 0.4338% 3/25/36 (f)	216,116	206,793
Ocala Funding LLC Series 2006-1A Class A, 1.715% 3/20/11 (b)(f)	414,000	157,320
Option One Mortgage Loan Trust Series 2004-3 Class M3, 0.9638% 11/25/34 (f)	121,000	95,316
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9938% 9/25/34 (f)	98,000	69,403
Class M3, 1.5638% 9/25/34 (f)	188,000	52,875
Class M4, 1.7638% 9/25/34 (f)	241,000	24,746
Series 2004-WCW2 Class M3, 0.8638% 7/25/35 (f)	141,000	20,342
Series 2004-WHQ2 Class M1, 0.9038% 2/25/35 (f)	410,000	334,342

	Principal Amount	Value
Series 2004-WWF1:
Class M2, 0.9938% 2/25/35 (f)	$ 566,000	$ 327,135
Class M3, 1.0538% 2/25/35 (f)	70,000	37,909
Series 2005-WCH1:
Class M2, 0.8338% 1/25/35 (f)	1,972,000	1,384,451
Class M3, 0.8738% 1/25/35 (f)	168,000	88,606
Class M4, 1.1438% 1/25/35 (f)	520,000	91,316
Series 2005-WHQ2 Class M7, 1.5638% 5/25/35 (f)	1,251,000	40,068
Providian Master Note Trust Series 2006-C1A Class C1, 0.8694% 3/16/15 (b)(f)	759,000	669,815
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3838% 2/25/37 (f)	669,798	623,565
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1138% 4/25/33 (f)	1,796	347
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1088% 3/25/35 (f)	666,000	324,885
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.465% 3/20/19 (b)(f)	341,627	219,798
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (f)	448,000	201,600
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 1.9138% 8/25/34 (f)	67,398	44,695
Series 2003-BC4 Class M1, 0.9138% 11/25/34 (f)	685,000	434,654
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4638% 9/25/34 (f)	30,365	2,682
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6738% 2/25/34 (f)	48,282	23,539
Series 2007-BC4 Class A3, 0.5638% 11/25/37 (f)	6,060,146	5,410,217
Series 2007-GEL1 Class A2, 0.5038% 1/25/37 (b)(f)	461,000	139,341
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.4194% 9/15/11 (f)	144,503	142,985
Class B, 0.5994% 9/15/11 (f)	1,385,000	1,260,350
Series 2007-AE1:
Class A, 0.4194% 1/15/12 (f)	345,000	333,660
Class B, 0.6194% 1/15/12 (f)	300,000	272,034
Class C, 0.9194% 1/15/12 (f)	372,000	260,400
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.4194% 6/15/12 (f)	$ 1,012,000	$ 946,220
Class B, 0.5394% 6/15/12 (f)	2,515,000	2,288,650
Class C, 0.8194% 6/15/12 (f)	1,500,000	1,050,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.7438% 9/25/34 (f)	10,148	2,934
Series 2003-6HE Class A1, 0.7838% 11/25/33 (f)	12,837	4,353
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4694% 10/17/11 (f)	1,206,000	1,165,863
Class C, 0.6694% 10/17/11 (f)	1,133,000	1,076,350
Series 2007-1 Class C, 0.6894% 6/15/12 (f)	1,292,000	969,000
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	4,071,814
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8194% 8/15/15 (b)(f)	2,465,000	2,101,295
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,135,000	4,297,009
Series 2007-A5A Class A5, 1.0694% 10/15/14 (b)(f)	590,000	569,410
Series 2007-C1 Class C1, 0.7194% 5/15/14 (b)(f)	1,501,000	1,410,982
Whinstone Capital Management Ltd. Series 1A Class B3, 1.9919% 10/25/44 (b)(f)	630,180	75,622
TOTAL ASSET-BACKED SECURITIES (Cost $124,174,596)		110,594,086
Collateralized Mortgage Obligations - 4.1%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (b)(f)	236,000	181,720
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (b)(f)	830,000	794,957
Class 2M, 1.0544% 2/17/52 (b)(f)	564,000	525,783
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.5688% 4/12/56 (b)(f)	516,645	222,157
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (f)	485,000	72,750

	Principal Amount	Value
Class C, 5.6986% 4/10/49 (f)	$ 1,290,000	$ 180,600
Class D, 5.6986% 4/10/49 (f)	650,000	84,500
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2036% 12/25/33 (f)	23,596	20,496
Series 2004-B Class 1A1, 4.6868% 3/25/34 (f)	26,265	22,157
Series 2004-C Class 1A1, 4.0969% 4/25/34 (f)	42,531	35,843
Series 2004-J Class 2A1, 4.7566% 11/25/34 (f)	1,260,953	1,078,784
Series 2005-E Class 2A7, 4.6153% 6/25/35 (f)	2,680,000	1,413,528
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5938% 1/25/35 (f)	1,005,717	508,635
Series 2005-2 Class 1A1, 0.5638% 3/25/35 (f)	185,196	92,219
Series 2005-5 Class 1A1, 0.5338% 7/25/35 (f)	235,616	124,799
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.7758% 2/25/37 (f)	615,965	526,425
Series 2007-A2 Class 2A1, 5.1835% 7/25/37 (f)	304,167	269,703
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0955% 12/10/49 (f)	7,310,000	6,458,618
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 3.7115% 8/25/34 (f)	3,096,343	2,711,751
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7138% 5/25/33 (f)	22,653	21,750
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.7138% 1/25/35 (f)	17,771	11,895
Series 2004-2 Class 7A3, 0.7138% 2/25/35 (f)	40,519	26,752
Series 2004-4 Class 5A2, 0.7138% 3/25/35 (f)	8,305	4,869
Series 2005-1 Class 5A2, 0.6438% 5/25/35 (f)	143,875	93,713
Series 2005-10:
Class 5A1, 0.5738% 1/25/36 (f)	237,479	110,604
Class 5A2, 0.6338% 1/25/36 (f)	106,989	53,524
Series 2005-2:
Class 6A2, 0.5938% 6/25/35 (f)	29,796	19,001
Class 6M2, 0.7938% 6/25/35 (f)	519,000	111,984
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-4 Class 7A2, 0.5438% 8/25/35 (f)	$ 56,144	$ 30,720
Series 2005-8 Class 7A2, 0.5938% 11/25/35 (f)	141,252	86,009
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.0538% 5/25/34 (f)	5,092	2,622
Series 2004-AR5 Class 11A2, 1.0538% 6/25/34 (f)	11,010	6,121
Series 2004-AR6 Class 9A2, 1.0538% 10/25/34 (f)	50,671	29,792
Series 2004-AR7 Class 6A2, 1.0738% 8/25/34 (f)	13,920	7,610
Series 2004-AR8 Class 8A2, 1.0738% 9/25/34 (f)	8,682	7,360
Series 2007-AR7 Class 2A1, 4.583% 11/25/34 (f)	1,157,695	918,931
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4738% 3/25/37 (f)	1,210,000	370,236
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4031% 9/19/36 (f)	180,900	159,691
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (f)	18,999	9,764
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (b)(f)	1,007,000	800,968
Class C2, 1.5769% 10/18/54 (b)(f)	337,000	161,524
Class M2, 1.3569% 10/18/54 (b)(f)	579,000	396,847
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (b)(f)	863,000	489,373
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.6088% 10/11/41 (b)(f)	1,097,000	504,730
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.915% 12/20/54 (b)(f)	2,117,000	127,020
Series 2006-2 Class C1, 0.785% 12/20/54 (f)	1,885,000	131,950
Series 2006-3 Class C2, 0.815% 12/20/54 (f)	396,000	16,434
Series 2006-4:
Class B1, 0.405% 12/20/54 (f)	1,059,000	180,030
Class C1, 0.695% 12/20/54 (f)	647,000	38,820

	Principal Amount	Value
Class M1, 0.485% 12/20/54 (f)	$ 279,000	$ 30,690
Series 2007-1:
Class 1C1, 0.615% 12/20/54 (f)	654,000	45,780
Class 1M1, 0.465% 12/20/54 (f)	425,000	51,000
Class 2C1, 0.745% 12/20/54 (f)	298,000	20,860
Class 2M1, 0.565% 12/20/54 (f)	546,000	76,440
Series 2007-2 Class 2C1, 0.7488% 12/17/54 (f)	757,000	45,420
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.5569% 1/20/44 (f)	151,584	16,885
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8329% 4/25/35 (f)	1,355,507	923,456
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5331% 5/19/35 (f)	147,707	66,027
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (b)(f)	215,000	186,878
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.7638% 10/25/34 (f)	52,439	29,657
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0538% 3/25/35 (f)	85,465	23,071
Series 2005-1:
Class M4, 1.0638% 4/25/35 (f)	10,325	688
Class M5, 1.0838% 4/25/35 (f)	8,887	1,010
Series 2005-3 Class A1, 0.5538% 8/25/35 (f)	210,469	100,103
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,230,000	4,828,639
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.5772% 12/25/34 (f)	992,949	865,826
Series 2006-A2 Class 5A1, 5.1224% 11/25/33 (f)	1,368,821	1,196,340
Series 2007-A1 Class 1A1, 4.1979% 7/25/35 (f)	3,474,011	3,100,372
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6975% 9/26/45 (b)(f)	158,268	69,034
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5838% 3/25/35 (f)	18,122	9,518
Series 2007-3 Class 22A2, 0.5238% 5/25/47 (f)	502,000	147,907
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 373,914	$ 283,889
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4838% 2/25/37 (f)	616,573	240,463
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.5094% 6/15/22 (b)(f)	449,000	202,050
Class D, 0.5194% 6/15/22 (b)(f)	173,000	51,900
Class E, 0.5294% 6/15/22 (b)(f)	276,000	69,000
Class F, 0.5594% 6/15/22 (b)(f)	498,000	109,560
Class G, 0.6294% 6/15/22 (b)(f)	103,000	20,600
Class H, 0.6494% 6/15/22 (b)(f)	207,000	31,050
Class J, 0.6894% 6/15/22 (b)(f)	242,000	29,040
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.7038% 3/25/28 (f)	72,869	47,297
Series 2003-B Class A1, 0.6538% 4/25/28 (f)	81,010	52,637
Series 2003-D Class A, 0.6238% 8/25/28 (f)	67,248	42,390
Series 2003-E Class A2, 2.0813% 10/25/28 (f)	115,004	75,244
Series 2004-E:
Class A2B, 2.1163% 11/25/29 (f)	187,905	133,453
Class A2D, 2.3063% 11/25/29 (f)	27,281	18,792
Series 2004-G Class A2, 1.4488% 1/25/30 (f)	92,470	57,756
Series 2005-A Class A2, 2.0013% 2/25/30 (f)	85,275	53,456
Series 2005-B Class A2, 1.4% 7/25/30 (f)	265,160	179,539
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,057,193
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.6838% 12/25/34 (f)	90,494	58,782
Class A2, 0.7638% 12/25/34 (f)	122,677	81,641
Series 2005-2 Class 1A1, 0.5738% 5/25/35 (f)	104,630	60,898
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6038% 7/25/35 (f)	1,072,443	509,481
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6138% 3/25/37 (f)	861,000	36,162
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (f)	723,000	559,506

	Principal Amount	Value
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.5313% 7/17/42 (f)	$ 189,000	$ 136,080
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.4982% 10/25/35 (f)	1,874,174	1,428,929
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.6731% 7/10/35 (b)(f)	457,088	216,248
Series 2003-CB1:
Class B3, 1.7731% 6/10/35 (b)(f)	361,855	189,322
Class B4, 1.9731% 6/10/35 (b)(f)	695,390	345,887
Class B5, 2.5731% 6/10/35 (b)(f)	475,131	236,568
Class B6, 3.0731% 6/10/35 (b)(f)	280,044	137,922
Series 2004-A:
Class B4, 1.5231% 2/10/36 (b)(f)	274,810	102,037
Class B5, 2.0231% 2/10/36 (b)(f)	183,505	63,731
Series 2004-B Class B4, 1.4231% 2/10/36 (b)(f)	119,639	34,899
Series 2004-C:
Class B4, 1.2731% 9/10/36 (b)(f)	156,427	47,632
Class B5, 1.6731% 9/10/36 (b)(f)	174,940	47,461
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4138% 9/25/46 (f)	509,888	400,553
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	76,774	67,677
Series 2004-SL2 Class A1, 6.5% 10/25/16	119,553	103,645
Series 2005-AR5 Class 1A1, 5.3717% 9/19/35 (f)	87,427	59,662
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7638% 6/25/33 (b)(f)	96,571	63,903
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.4138% 2/25/36 (b)(f)	6,185	6,120
Sequoia Mortgage Trust floater:
Series 2004-1 Class A, 1.8888% 2/20/34 (f)	53,672	33,041
Series 2004-10 Class A4, 1.9806% 11/20/34 (f)	77,684	48,475
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (f)	233,089	138,769
Series 2004-4 Class A, 2.1606% 5/20/34 (f)	284,967	179,500
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-5 Class A3, 1.5925% 6/20/34 (f)	$ 110,104	$ 71,509
Series 2004-6:
Class A3A, 1.4588% 7/20/34 (f)	86,291	56,396
Class A3B, 2.3038% 7/20/34 (f)	16,467	10,140
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (f)	87,613	52,092
Class A3B, 2.1388% 7/20/34 (f)	10,777	6,265
Series 2005-1 Class A2, 1.7513% 2/20/35 (f)	137,063	87,437
Series 2005-2 Class A2, 2.03% 3/20/35 (f)	178,252	104,572
Series 2005-3 Class A1, 0.515% 5/20/35 (f)	87,876	46,674
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.7138% 9/25/33 (b)(f)	30,899	14,566
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5138% 9/25/36 (f)	1,153,000	518,859
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.3938% 9/25/46 (f)	28,739	27,819
Series 2006-AR7 Class C1B1, 0.3738% 7/25/46 (f)	4,549	4,481
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5263% 6/25/34 (f)	1,253,882	1,113,836
Series 2005-AR10 Class 2A2, 3.986% 6/25/35 (f)	3,798,363	3,369,240
Series 2005-AR12:
Class 2A5, 4.1484% 7/25/35 (f)	3,710,000	2,656,880
Class 2A6, 4.1211% 7/25/35 (f)	4,871,168	4,117,117
Series 2005-AR3 Class 2A1, 4.2799% 3/25/35 (f)	1,053,554	846,788
Series 2005-AR4 Class 2A2, 4.5398% 4/25/35 (f)	2,428,796	2,047,083
TOTAL PRIVATE SPONSOR		58,393,264
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,705,309	2,909,093

	Principal Amount	Value
Series 1999-57 Class PH, 6.5% 12/25/29	$ 1,894,078	$ 2,036,953
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5638% 10/25/35 (f)	1,968,597	1,954,192
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,073,800	2,190,603
Series 2002-9 Class PC, 6% 3/25/17	317,622	339,736
Series 2004-81:
Class KC, 4.5% 4/25/17	10,800,716	11,169,726
Class KD, 4.5% 7/25/18	2,625,000	2,748,805
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	143,990	147,813
Series 2004-86 Class KC, 4.5% 5/25/19	681,946	707,291
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	8,080,180	8,520,099
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	9,133,198
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,503,545
Series 2702 Class WB, 5% 4/15/17	1,870,037	1,935,925
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,762,381
Series 2885 Class PC, 4.5% 3/15/18	2,396,718	2,475,062
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,992,898
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,660,476
sequential payer:
Series 2508 Class CK, 5% 10/15/17	9,065,517	9,535,041
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,357,119
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 38.2912% 6/16/37 (f)(h)	212,956	289,658
TOTAL U.S. GOVERNMENT AGENCY		81,369,614
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,524,545)		139,762,878
Commercial Mortgage Securities - 7.4%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8991% 2/14/43 (f)	$ 1,435,000	$ 1,428,087
Class A3, 6.9491% 2/14/43 (f)	1,545,000	1,525,108
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9107% 5/10/45 (f)	2,100,000	1,934,737
Series 2006-5:
Class A2, 5.317% 9/10/47	8,745,000	8,036,943
Class A3, 5.39% 9/10/47	1,985,000	1,620,948
Series 2007-2 Class A1, 5.421% 4/10/49	1,772,777	1,797,592
Series 2007-3 Class A3, 5.8373% 6/10/49 (f)	6,100,000	4,657,646
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,333,720
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,403,490
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,368,623
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7894% 3/15/22 (b)(f)	217,000	97,650
Class G, 0.8494% 3/15/22 (b)(f)	141,000	53,580
Series 2006-BIX1:
Class F, 0.6294% 10/15/19 (b)(f)	558,000	251,100
Class G, 0.6494% 10/15/19 (b)(f)	380,000	152,000
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6738% 4/25/34 (b)(f)	647,432	420,831
Class B, 2.2138% 4/25/34 (b)(f)	50,879	13,992
Class M1, 0.8738% 4/25/34 (b)(f)	41,457	21,558
Class M2, 1.5138% 4/25/34 (b)(f)	37,150	15,789
Series 2004-2:
Class A, 0.7438% 8/25/34 (b)(f)	490,567	318,869
Class M1, 0.8938% 8/25/34 (b)(f)	79,229	41,199
Series 2004-3:
Class A1, 0.6838% 1/25/35 (b)(f)	931,335	605,368

	Principal Amount	Value
Class A2, 0.7338% 1/25/35 (b)(f)	$ 121,230	$ 71,526
Class M1, 0.8138% 1/25/35 (b)(f)	124,083	67,625
Class M2, 1.3138% 1/25/35 (b)(f)	80,226	36,102
Series 2005-2A:
Class A1, 0.6238% 8/25/35 (b)(f)	520,702	287,532
Class M1, 0.7438% 8/25/35 (b)(f)	38,608	14,335
Class M2, 0.7938% 8/25/35 (b)(f)	63,500	21,825
Class M3, 0.8138% 8/25/35 (b)(f)	35,052	11,283
Class M4, 0.9238% 8/25/35 (b)(f)	32,512	9,984
Series 2005-3A:
Class A1, 0.6338% 11/25/35 (b)(f)	287,149	163,072
Class A2, 0.7138% 11/25/35 (b)(f)	186,064	95,823
Series 2005-4A:
Class A2, 0.7038% 1/25/36 (b)(f)	1,035,463	517,732
Class M1, 0.7638% 1/25/36 (b)(f)	216,655	97,495
Class M2, 0.7838% 1/25/36 (b)(f)	65,359	27,778
Class M3, 0.8138% 1/25/36 (b)(f)	95,013	38,005
Series 2006-1 Class A2, 0.6738% 4/25/36 (b)(f)	101,058	50,135
Series 2006-2A:
Class A1, 0.5438% 7/25/36 (b)(f)	1,020,103	576,562
Class A2, 0.5938% 7/25/36 (b)(f)	92,079	46,813
Class M1, 0.6238% 7/25/36 (b)(f)	96,683	36,324
Class M2, 0.6438% 7/25/36 (b)(f)	68,402	24,324
Class M6, 0.8538% 7/25/36 (b)(f)	69,717	20,539
Series 2006-3A:
Class M5, 0.7938% 10/25/36 (b)(f)	80,670	26,218
Class M6, 0.8738% 10/25/36 (b)(f)	157,534	47,260
Series 2006-4A:
Class A1, 0.5438% 12/25/36 (b)(f)	579,866	325,015
Class A2, 0.5838% 12/25/36 (b)(f)	1,292,337	539,938
Class M1, 0.6038% 12/25/36 (b)(f)	93,648	29,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-1:
Class A2, 0.5838% 3/25/37 (b)(f)	$ 245,568	$ 122,784
Class B3, 3.6638% 3/25/37 (b)(f)	156,629	29,446
Series 2007-2A:
Class A1, 0.5838% 7/25/37 (b)(f)	217,478	125,485
Class A2, 0.6338% 7/25/37 (b)(f)	203,560	111,958
Class B1, 1.9138% 7/25/37 (b)(f)	191,381	50,716
Class B2, 2.5638% 7/25/37 (b)(f)	165,284	33,057
Class B3, 3.6638% 7/25/37 (b)(f)	187,031	35,536
Class M2, 0.7238% 7/25/37 (b)(f)	113,089	52,586
Class M3, 0.8038% 7/25/37 (b)(f)	113,089	49,759
Class M4, 0.9638% 7/25/37 (b)(f)	239,226	87,318
Class M5, 1.0638% 7/25/37 (b)(f)	213,129	67,136
Class M6, 1.3138% 7/25/37 (b)(f)	265,324	83,577
Series 2007-3:
Class A2, 0.6038% 7/25/37 (b)(f)	358,033	144,216
Class B1, 1.2638% 7/25/37 (b)(f)	165,478	38,225
Class B2, 1.9138% 7/25/37 (b)(f)	578,419	115,453
Class B3, 4.3138% 7/25/37 (b)(f)	221,890	37,322
Class M1, 0.6238% 7/25/37 (b)(f)	146,673	46,187
Class M2, 0.6538% 7/25/37 (b)(f)	154,195	44,624
Class M3, 0.6838% 7/25/37 (b)(f)	336,973	91,488
Class M4, 0.8138% 7/25/37 (b)(f)	532,537	142,880
Class M5, 0.9138% 7/25/37 (b)(f)	199,325	48,297
Class M6, 1.1138% 7/25/37 (b)(f)	150,434	37,217
Series 2007-4A:
Class B1, 2.8638% 9/25/37 (b)(f)	260,265	69,413
Class B2, 3.7638% 9/25/37 (b)(f)	1,271,706	313,603
Class M4, 1.9138% 9/25/37 (b)(f)	838,231	272,425

	Principal Amount	Value
Class M5, 2.0638% 9/25/37 (b)(f)	$ 838,231	$ 251,469
Class M6, 2.2638% 9/25/37 (b)(f)	838,231	230,514
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	1,925,053	24,641
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7594% 3/15/19 (b)(f)	284,000	203,610
Class H, 0.9694% 3/15/19 (b)(f)	191,000	70,694
Class J, 1.1694% 3/15/19 (b)(f)	143,000	32,484
Series 2007-BBA8:
Class D, 0.5694% 3/15/22 (b)(f)	147,000	73,221
Class E, 0.6194% 3/15/22 (b)(f)	763,000	355,053
Class F, 0.6694% 3/15/22 (b)(f)	468,000	200,822
Class G, 0.7194% 3/15/22 (b)(f)	120,000	46,839
Class H, 0.8694% 3/15/22 (b)(f)	147,000	52,920
Class J, 1.0194% 3/15/22 (b)(f)	147,000	41,160
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,687,853
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,604,914	1,606,490
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	322,767
Class C, 5.713% 6/11/40 (b)	1,170,000	245,428
Class D, 5.713% 6/11/40 (b)	1,170,000	233,747
C-BASS Trust floater Series 2006-SC1 Class A, 0.5838% 5/25/36 (b)(f)	369,923	161,205
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (b)(f)	1,345,000	1,343,958
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	1,016,065	1,014,189
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6494% 11/15/36 (b)(f)	156,000	39,000
Class H, 0.6894% 11/15/36 (b)(f)	125,000	28,750
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,047,243
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	$ 5,582,655	$ 5,666,705
Series 2007-FL3A Class A2, 0.4594% 4/15/22 (b)(f)	2,595,000	1,167,750
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	4,852,348
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.6294% 4/15/17 (b)(f)	335,000	172,187
Class E, 0.6894% 4/15/17 (b)(f)	107,000	50,547
Class F, 0.7294% 4/15/17 (b)(f)	60,000	26,550
Class G, 0.8694% 4/15/17 (b)(f)	60,000	24,675
Class H, 0.9394% 4/15/17 (b)(f)	60,000	24,600
Class J, 1.1694% 4/15/17 (b)(f)	46,000	18,400
Series 2005-FL11:
Class F, 0.7694% 11/15/17 (b)(f)	135,423	58,280
Class G, 0.8194% 11/15/17 (b)(f)	93,490	38,132
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,560,869
Series 2004-LBN2 Class X2, 1.025% 3/10/39 (b)(f)(g)	5,384,201	68,112
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	3,885,000	3,580,871
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	4,821,417
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	1,888,312
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	794,245	795,389
Series 2000-C1 Class A2, 7.545% 4/15/62	854,757	873,444
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,575,928	1,539,307
Class A4, 4.75% 1/15/37	3,035,000	2,714,514
Series 1997-C2 Class D, 7.27% 1/17/35	472,533	478,705
Series 1998-C1 Class D, 7.17% 5/17/40	517,725	513,652

	Principal Amount	Value
Series 2001-CKN5 Class AX, 2.0787% 9/15/34 (b)(f)(g)	$ 25,126,182	$ 810,910
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	154,693
Series 2004-C1 Class ASP, 0.953% 1/15/37 (b)(f)(g)	21,955,319	328,287
Series 2006-C1 Class A3, 5.551% 2/15/39 (f)	3,895,000	3,349,862
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4694% 2/15/22 (b)(f)	3,470,000	1,388,000
Series 2007-TFL1:
Class C:
0.4894% 2/15/22 (b)(f)	657,000	216,810
0.5894% 2/15/22 (b)(f)	234,000	63,180
Class F, 0.6394% 2/15/22 (b)(f)	469,000	117,250
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	986,010	992,860
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,039,567	3,117,912
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,720,000	2,569,789
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.5088% 11/5/21 (b)(f)	3,490,000	1,464,914
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,680,000	1,686,758
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	12,492,608
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,511,943	1,523,754
Series 2006-GG7 Class A3, 5.9165% 7/10/38 (f)	3,460,000	2,992,633
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5575% 6/6/20 (b)(f)	405,000	291,600
Class D, 0.5975% 6/6/20 (b)(f)	1,115,000	579,800
Class E, 0.6875% 6/6/20 (b)(f)	2,220,000	1,110,000
Class F, 0.7575% 6/6/20 (b)(f)	294,000	132,300
Series 2007-EOP:
Class C, 0.6375% 3/6/20 (b)(f)	1,335,000	1,014,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class D, 0.6875% 3/6/20 (b)(f)	$ 400,000	$ 300,000
Class E, 0.7575% 3/6/20 (b)(f)	670,000	495,800
Class F, 0.7975% 3/6/20 (b)(f)	335,000	244,550
Class G, 0.8375% 3/6/20 (b)(f)	165,000	118,800
Class H, 0.9675% 3/6/20 (b)(f)	275,000	189,750
Class J, 1.1675% 3/6/20 (b)(f)	395,000	268,600
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,545,176
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	3,030,000	2,934,677
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,890,189	1,907,121
Class A2, 5.778% 8/10/45	5,055,000	4,689,474
Class A4, 5.9932% 8/10/45 (f)	1,985,000	1,500,006
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5994% 11/15/18 (b)(f)	115,096	49,491
Class F, 0.6494% 11/15/18 (b)(f)	172,644	72,510
Class G, 0.6794% 11/15/18 (b)(f)	150,409	60,164
Class H, 0.8194% 11/15/18 (b)(f)	115,096	40,284
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (f)	4,625,000	3,800,135
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	4,930,154
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,733,000	3,017,866
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	5,105,000	4,224,874
Series 2007-LDP10 Class A1, 5.122% 1/15/49	943,054	947,988
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	2,794,196
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,652,051
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	173,445
Class C, 5.7462% 2/12/49	1,971,000	413,449
Class D, 5.7462% 2/12/49	2,075,000	414,553

	Principal Amount	Value
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	$ 1,725,000	$ 362,109
Class CS, 5.466% 1/15/49 (f)	745,000	148,942
Class ES, 5.5455% 1/15/49 (b)(f)	4,663,000	559,401
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.9388% 7/15/44 (f)	1,815,000	183,006
Class G, 6.1497% 7/15/44 (b)(f)	3,200,000	299,828
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,856,402	1,886,590
Series 2001-C3 Class A1, 6.058% 6/15/20	577,558	584,832
Series 2005-C3 Class A2, 4.553% 7/15/30	1,552,295	1,537,918
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,448,929
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	3,340,000	3,194,300
Series 2006-C7 Class A1, 5.279% 11/15/38	624,672	633,302
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	823,443	831,958
Class A3, 5.398% 2/15/40	5,000,000	4,067,007
Class A4, 5.424% 2/15/40	7,630,000	5,546,087
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,777,305
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	3,860,000	3,088,000
Class C, 4.13% 11/20/37 (b)	3,760,000	2,444,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6594% 9/15/21 (b)(f)	402,971	110,817
Class G, 0.6794% 9/15/21 (b)(f)	795,609	198,902
Class H, 0.7194% 9/15/21 (b)(f)	204,773	46,074
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	285,107	282,142
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,138,340	2,067,472
Series 2007-C1 Class A4, 5.8287% 6/12/50 (f)	3,796,000	2,723,638
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	701,592	698,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A3, 5.364% 8/12/48	$ 4,298,000	$ 3,321,324
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	3,793,558
Series 2007-7 Class B, 5.75% 6/12/50	770,000	171,841
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.545% 7/15/19 (b)(f)	261,000	26,100
Series 2007-XCLA Class A1, 0.545% 7/17/17 (b)(f)	957,841	478,921
Series 2007-XLCA Class B, 0.8194% 7/17/17 (b)(f)	548,938	27,447
Series 2007-XLFA:
Class D, 0.535% 10/15/20 (b)(f)	235,000	58,750
Class E, 0.595% 10/15/20 (b)(f)	294,000	58,800
Class F, 0.645% 10/15/20 (b)(f)	176,000	31,680
Class G, 0.685% 10/15/20 (b)(f)	218,000	32,700
Class H, 0.775% 10/15/20 (b)(f)	137,000	13,700
Class J, 0.925% 10/15/20 (b)(f)	157,000	12,560
Class NHRO, 1.235% 10/15/20 (b)(f)	93,109	8,380
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,273,445	1,288,453
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,001,488	3,027,605
Series 2006-T23 Class A1, 5.682% 8/12/41	902,989	921,256
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	4,785,000	4,021,124
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,413,098	1,415,893
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,197,964	3,240,041
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	9,556,059
Series 2005-IQ9 Class X2, 1.1692% 7/15/56 (b)(f)(g)	22,431,042	471,864
Series 2007-HQ12 Class A2, 5.6319% 4/12/49 (f)	4,920,000	4,584,953
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	353,177
Series 2007-XLC1:
Class C, 0.9194% 7/17/17 (b)(f)	749,610	37,480
Class D, 1.0194% 7/17/17 (b)(f)	352,629	17,631

	Principal Amount	Value
Class E, 1.1194% 7/17/17 (b)(f)	$ 286,466	$ 14,323
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,675,752	2,541,964
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.795% 3/24/18 (b)(f)	39,486	35,537
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5194% 1/15/18 (b)(f)	449,000	269,400
Series 2006-WL7A:
Class E, 0.5994% 9/15/21 (b)(f)	491,000	147,300
Class F, 0.6844% 8/11/18 (b)(f)	661,000	132,200
Class G, 0.7044% 8/11/18 (b)(f)	626,000	93,900
Class J, 0.9444% 8/11/18 (b)(f)	139,000	13,900
Series 2007-WHL8:
Class AP2, 1.1194% 6/15/20 (b)(f)	53,945	8,092
Class F, 0.7994% 6/15/20 (b)(f)	1,046,000	209,200
Class LXR2, 1.1194% 6/15/20 (b)(f)	713,442	71,344
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,494,207	1,479,222
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	828,397	816,816
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,176,471
Class A4, 5.305% 12/15/43	3,240,000	2,390,697
Class A5, 5.342% 12/15/43	3,796,000	2,496,320
Series 2007-C31 Class A1, 5.14% 4/15/47	763,132	769,925
Series 2007-C32 Class A2, 5.7356% 6/15/49 (f)	1,255,000	1,120,880
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	2,366,826
Series 2007-C30 Class E, 5.553% 12/15/43 (f)	6,257,000	563,130
Series 2007-C31 Class C, 5.6906% 4/15/47 (f)	2,455,000	306,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $328,264,865)		249,681,654
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	2,400,000	2,194,488
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 3,600,000	$ 3,277,404
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,553,000	1,830,381
TOTAL MUNICIPAL SECURITIES (Cost $7,619,850)		7,302,273
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 5.875% 1/15/14 (Cost $1,643,514)	1,665,000	1,752,413
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	351,586
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $2,820,000)	2,820,000	2,545,776
Cash Equivalents - 4.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $148,112,000)	$ 148,112,047	148,112,000
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $3,690,982,963)	3,583,580,412
NET OTHER ASSETS - (6.2)%	(210,774,865)
NET ASSETS - 100%	$ 3,372,805,547
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (d)

	Dec. 2034	$ 245,904	$ (231,220)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (d)	Oct. 2034	439,482	(424,829)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (d)	Dec. 2034	427,179	(401,671)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (d)	Oct. 2034	439,482	(424,651)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (d)

	Sept. 2034	$ 135,917	$ (127,420)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $360,000)	Sept. 2037	3,000,000	(2,940,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $598,000)	Sept. 2037	2,600,000	(2,548,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $348,750)	Sept. 2037	1,500,000	(1,470,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $701,375)

	Sept. 2037	$ 3,100,000	$ (3,038,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $572,000)	Sept. 2037	4,400,000	(4,312,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $214,000)	Sept. 2037	1,600,000	(1,568,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (e) (Upfront Payment $1,023,500)	Sept. 2037	4,600,000	(4,508,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (d)

	August 2034	$ 106,807	$ (79,040)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (d)	Oct. 2034	131,573	(97,200)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (d)	March 2034	92,633	(9,486)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (d)	Feb. 2034	4,841	(4,548)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (d)	April 2032	40,946	(32,509)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (d)

	June 2035	$ 600,000	$ (566,088)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)	Sept. 2010	1,900,000	(31,496)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (d)	May 2011	4,290,000	(77,722)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33 (Rating-Baa1) (d)	May 2011	2,260,000	(40,308)
TOTAL CREDIT DEFAULT SWAPS		$ 31,914,764	$ (22,932,188)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	299,830
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 11,825,000	$ 323,349
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	1,052,174
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	2,996,635
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	1,600,483
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(49,519)	Sept. 2010	1,500,000	81,336
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(43,437)	Nov. 2010	1,000,000	56,833
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,810,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	4,070,834

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(6,013,670)	April 2011	$ 105,000,000	$ 8,239,718
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,496,815
TOTAL INTEREST RATE SWAPS		$ 373,753,000	$ 23,028,257
		$ 405,667,764	$ 96,069
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,702,426 or 6.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $18,222,514 or 0.6% of net assets.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a position of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $13,471,184.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$148,112,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 19,828,185
Deutsche Bank Securities, Inc.	17,582,046
ING Financial Markets LLC	6,511,869
J.P. Morgan Securities, Inc.	91,166,162
Mizuho Securities USA, Inc.	6,511,869
Morgan Stanley & Co., Inc.	6,511,869
$ 148,112,000
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 110,594,086	$ -	$ 96,733,586	$ 13,860,500
Cash Equivalents	148,112,000	-	148,112,000	-
Collateralized Mortgage Obligations	139,762,878	-	137,925,333	1,837,545
Commercial Mortgage Securities	249,681,654	-	235,218,220	14,463,434
Corporate Bonds	1,071,712,510	-	1,071,712,510	-
Foreign Government and Government Agency Obligations	1,752,413	-	1,752,413	-
Municipal Securities	7,302,273	-	7,302,273	-
Preferred Securities	2,545,776	-	2,545,776	-
Supranational Obligations	351,586	-	351,586	-
U.S. Government Agency - Mortgage Securities	1,103,926,066	-	1,103,926,066	-
U.S. Government and Government Agency Obligations	747,839,170	-	747,839,170	-
Total Investments in Securities:	$ 3,583,580,412	$ -	$ 3,553,418,933	$ 30,161,479
Derivative Instruments:
Assets
Swap Agreements	$ 23,028,257	$ -	$ 23,028,257	$ -
Liabilities
Swap Agreements	$ (22,932,188)	$ -	$ (20,612,566)	$ (2,319,622)
Total Derivative Instruments:	$ 96,069	$ -	$ 2,415,691	$ (2,319,622)
Other Financial Instruments
Forward Commitments	$ 62,890	$ -	$ 62,890	$ -
The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,936,265
Total Realized Gain (Loss)	160,570
Total Unrealized Gain (Loss)	(5,568,803)
Cost of Purchases	8,818
Proceeds of Sales	(2,159,810)
Amortization/Accretion	128,721
Transfer in/out of Level 3	19,655,718
Ending Balance	$ 30,161,479
Total unrealized gain (loss) on investments held at June 30, 2009	$ (5,158,537)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (10,202,880)
Total Unrealized Gain (Loss)	8,369,047
Transfer in/out of Level 3	(485,789)
Ending Balance	$ (2,319,622)
Realized Gain (Loss) on swap agreements for the period	(8,686,239)
Total unrealized gain (loss) on derivative instruments held at June 30, 2009	$ 209,181

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (22,932,188)
Interest Rate Risk
Swap Agreements (a)	23,028,257	-
Total Value of Derivatives	$ 23,028,257	$ (22,932,188)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $16,442,077 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $148,112,000) - See accompanying schedule: Unaffiliated issuers (cost $3,690,982,963)		$ 3,583,580,412
Commitment to sell securities on a delayed delivery basis	$ (99,655,938)
Receivable for securities sold on a delayed delivery basis	99,718,828	62,890
Receivable for investments sold, regular delivery		64,398,909
Cash		1,615,040
Receivable for swap agreements		8,828
Interest receivable		26,212,842
Unrealized appreciation on swap agreements		23,028,257
Total assets		3,698,907,178

Liabilities
Payable for investments purchased Regular delivery	$ 18,485,800
Delayed delivery	284,664,645
Unrealized depreciation on swap agreements	22,932,188
Other payables and accrued expenses	18,998
Total liabilities		326,101,631

Net Assets		$ 3,372,805,547
Net Assets consist of:
Paid in capital		$ 3,499,738,972
Undistributed net investment income		2,096,723
Accumulated undistributed net realized gain (loss) on investments		(20,335,555)
Net unrealized appreciation (depreciation) on investments		(108,694,593)
Net Assets, for 33,728,011 shares outstanding		$ 3,372,805,547
Net Asset Value, offering price and redemption price per share ($3,372,805,547 ÷ 33,728,011 shares)		$ 100.00

Statement of Operations

	Six months ended June 30, 2009

Investment Income
Dividends		$ 111,690
Interest		78,720,189
Total income		78,831,879

Expenses
Custodian fees and expenses	$ 57,755
Independent trustees' compensation	5,536
Total expenses before reductions	63,291
Expense reductions	(5,719)	57,572
Net investment income		78,774,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,656,676
Swap agreements	(4,795,091)
Total net realized gain (loss)		(2,138,415)
Change in net unrealized appreciation (depreciation) on: Investment securities	172,979,017
Swap agreements	3,044,916
Delayed delivery commitments	63,746
Total change in net unrealized appreciation (depreciation)		176,087,679
Net gain (loss)		173,949,264
Net increase (decrease) in net assets resulting from operations		$ 252,723,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,774,307	$ 189,917,346
Net realized gain (loss)	(2,138,415)	(18,055,948)
Change in net unrealized appreciation (depreciation)	176,087,679	(262,164,666)
Net increase (decrease) in net assets resulting from operations	252,723,571	(90,303,268)
Distributions to shareholders from net investment income	(79,693,060)	(186,208,380)
Distributions to shareholders from net realized gain	-	(7,723,403)
Total distributions	(79,693,060)	(193,931,783)
Share transactions Proceeds from sales of shares	82,082,468	327,717,478
Reinvestment of distributions	79,693,060	193,931,783
Cost of shares redeemed	(124,861,289)	(662,360,879)
Net increase (decrease) in net assets resulting from share transactions	36,914,239	(140,711,618)
Total increase (decrease) in net assets	209,944,750	(424,946,669)

Net Assets
Beginning of period	3,162,860,797	3,587,807,466
End of period (including undistributed net investment income of $2,096,723 and undistributed net investment income of $3,015,476, respectively)	$ 3,372,805,547	$ 3,162,860,797
Other Information Shares
Sold	841,601	3,214,522
Issued in reinvestment of distributions	824,145	1,962,900
Redeemed	(1,307,379)	(6,809,276)
Net increase (decrease)	358,367	(1,631,854)

Financial Highlights

Six months ended June 30,

Years ended December 31,

2009

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 94.78	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.393	5.319	5.534	2.814
Net realized and unrealized gain (loss)	5.249	(7.583)	(.594)	3.132
Total from investment operations	7.642	(2.264)	4.940	5.946
Distributions from net investment income	(2.422)	(5.236)	(5.385)	(2.826)
Distributions from net realized gain	-	(.220)	(.075)	(.100)
Total distributions	(2.422)	(5.456)	(5.460)	(2.926)
Net asset value, end of period	$ 100.00	$ 94.78	$ 102.50	$ 103.02
Total Return B, C	8.18%	(2.29)%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% G	-% A, G
Net investment income	5.01% A	5.35%	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,372,806	$ 3,162,861	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	123% A	140%	137%	99% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H For the period June 23, 2006 (commencement of operations) to December 31, 2006. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 84,981,735
Unrealized depreciation	(187,239,547)
Net unrealized appreciation (depreciation)	$ (102,257,812)
Cost for federal income tax purposes	$ 3,685,838,224

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $31,914,764 representing 0.95% of

Semiannual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(22,932,188). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $13,471,184. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $9,461,004 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (8,528,120)	$ 8,004,296
Interest Rate Risk
Swap Agreements	3,733,029	(4,959,380)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,795,091)	$ 3,044,916

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(4,795,091) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $3,044,916 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $234,166,382 and $254,878,679, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,536.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $183.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

8. Other - continued

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	14.8%
VIP Asset Manager: Growth Portfolio	0.9%
VIP Balanced Portfolio	9.8%
VIP Investment Grade Bond Portfolio	74.5%

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2009, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2009 and for the year ended December 31, 2008, and the financial highlights for the six months ended June 30, 2009, for each of the two years in the year ended December 31, 2008 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2009 and for the year ended December 31, 2008, and the financial highlights for the six months ended June 30, 2009, for each of the two years in the year ended December 31, 2008 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 26, 2009

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Albert R. Gamper, Jr.
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Abigail P. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Arthur E. Johnson
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Michael E. Kenneally
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
James H. Keyes
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Marie L. Knowles
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
Kenneth L. Wolfe
Affirmative	3,683,293,854.88	100.000
Withheld	0.00	0.000
TOTAL	3,683,293,854.88	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,683,293,854.88	100.000
Against	0.00	0.000
Abstain	0.00	0.000
Broker Non-Votes	0.00	0.000
TOTAL	3,683,293,854.88	100.000
A Denotes trust-wide proposal and voting results.

Seminnual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2009